Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Jan. 01, 2018
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests	$ 2.2	$ 9.8	[1]	$ 6.4
Accumulated non-controlling interest	131.7	120.8	[1]			$ 127.2
Abosso Goldfields Limited [member]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest	7.9	5.2
Dividends paid to non-controlling interests	0.0	0.0
Gold Fields Ghana Limited [member]
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests	2.0	9.2
Accumulated non-controlling interest	125.5	115.3
Gold Fields La Cima SA [member]
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests	0.2	0.6
Accumulated non-controlling interest	$ 2.1	$ 1.9
Newshelf 899 (Pty) Ltd [member]
Disclosure of subsidiaries [line items]
Phase-in participation term	20 years
BEE partners' stake	10.00%
Newshelf ownership percentage	90.00%

[1]	Refer note 42.